Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Fixed Income Securities, Inc.
Entity Central Index Key	0000879569
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000212354 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Ultrashort Fund
Class Name	Class R6 Shares
Trading Symbol	FMULX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Ultrashort Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 1,514,963,105
Holdings Count | Holding	273
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,514,963,105
Number of Investments	273
Portfolio Turnover	25%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000026756 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Ultrashort Fund
Class Name	Institutional Shares
Trading Symbol	FMUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Ultrashort Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Net Assets	$ 1,514,963,105
Holdings Count | Holding	273
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,514,963,105
Number of Investments	273
Portfolio Turnover	25%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000026755 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Ultrashort Fund
Class Name	Class A Shares
Trading Symbol	FMUUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Municipal Ultrashort Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 1,514,963,105
Holdings Count | Holding	273
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,514,963,105
Number of Investments	273
Portfolio Turnover	25%

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)